Commitment and contingencies - Purchase obligations (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2024	$ 25,280
2025	18,324
2026	6,912
Total purchase obligations	$ 50,516